Stock Benefit Plans (The Status Of Stock Option Awards) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Options, Outstanding [Roll Forward]
Number of options outstanding at January 1, 2017 (in shares) | shares	13,242,529
Number of options Granted (in shares) | shares	1,710,853
Number of options Exercised (in shares) | shares	(4,258,027)
Number of options Forfeited (in shares) | shares	(494,653)
Number of options outstanding at December, 31 2017 (in shares) | shares	10,200,702
Options vested or expected to vest at December 31, 2017 (in shares) | shares	10,052,720
Options exercisable at December 31, 2017 (in shares) | shares	6,247,224
Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price per option at January 1, 2017 | $ / shares	$ 39.15
Weighted Average Exercise Price per option Granted | $ / shares	73.20
Weighted Average Exercise Price per option Exercised | $ / shares	30.42
Weighted Average Exercise Price per Option Forfeited | $ / shares	62.00
Weighted Average Exercise Price per option at December 31, 2017 | $ / shares	47.39
Weighted Average Exercise Price per option expected to vest | $ / shares	47.17
Weighted Average Exercise Price per option exercisable at closing | $ / shares	$ 37.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Term at closing, years	5 years 11 months
Weighted Average Remaining Contractual Term expected to vest, years	5 years 11 months
Weighted Average Remaining Contractual Term exercisable at closing, years	4 years 7 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Aggregate Intrinsic Value [Abstract]
Aggregate Intrinsic Value at closing | $	$ 351,317
Aggregate Intrinsic Value expected to vest | $	348,494
Aggregate Intrinsic Value exercisable at closing | $	$ 275,398